FINANCE LEASE LIABILITY (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
2023	$ 74,735
2024	433,866
Thereafter	0
Total finance lease liability	508,601
Less: imputed interest payable	(35,605)
Finance lease liability	472,996	$ 524,200
Less: current portion	(53,655)	(51,204)
Finance lease liability, long-term portion	$ 419,341	$ 472,996